Intangible Assets - Narrative (Details) $ in Thousands	Sep. 24, 2019 USD ($)	May 23, 2019 USD ($)	Jan. 25, 2019 USD ($)	Jul. 27, 2017 USD ($)	Sep. 15, 2016 USD ($)	Dec. 04, 2015 USD ($) Site	Feb. 27, 2015 USD ($)	May 07, 2014 USD ($)	Feb. 28, 2012 USD ($)	Feb. 15, 2012 USD ($)	Jul. 14, 2011 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												$ 116,196	$ 100,249
Symphony
Indefinite-lived Intangible Assets [Line Items]
Percentage of share capital acquired	100.00%
Amount amortized since date of acquisition												500
Symphony | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 7,975
Amortization period	12 years
Symphony | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired	$ 2,140
Amortization period	2 years
MeDiNova
Indefinite-lived Intangible Assets [Line Items]
Percentage of share capital acquired		60.00%
Amount amortized since date of acquisition												500
MeDiNova | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		$ 3,887
Amortization period		12 years
MeDiNova | Patient database
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		$ 2,542
Amortization period		7 years
MeDiNova | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired		$ 171
Amortization period		1 year
MMD
Indefinite-lived Intangible Assets [Line Items]
Percentage of share capital acquired			100.00%
Amount amortized since date of acquisition												1,900
MMD | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired			$ 10,708
Amortization period			16 years
MMD | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired			$ 2,787
Amortization period			2 years
Mapi Group
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												9,500
Mapi Group | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired				$ 18,392
Amortization period				8 years
Mapi Group | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired				$ 13,012
Amortization period				8 years 6 months
ICON Government & Public Health Solutions
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												5,000
ICON Government & Public Health Solutions | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired					$ 4,000
Amortization period					7 years
ICON Government & Public Health Solutions | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired					$ 1,700
Amortization period					2 years
ICON Government & Public Health Solutions | Brand
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired					$ 1,400
Amortization period					5 years
PMG
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												7,000
Number of clinical research sites acquired | Site						52
PMG | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired						$ 6,900
Amortization period						7 years
PMG | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired						$ 3,000
Amortization period						2 years
MediMedia Pharma Solutions
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												18,200
MediMedia Pharma Solutions | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired							$ 22,800
Amortization period							7 years
MediMedia Pharma Solutions | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired							$ 2,500
Amortization period							1 year
Aptiv Solutions
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												25,200
Aptiv Solutions | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired								$ 21,400
Amortization period								7 years
Aptiv Solutions | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired								$ 7,900
Amortization period								3 years
PriceSpective
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												8,800
PriceSpective | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired									$ 10,200
Amortization period									10 years
PriceSpective | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired									$ 400
Amortization period									9 months 18 days
PriceSpective | Non-compete arrangements
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired									$ 400
Amortization period									3 years
BeijingWits Medical
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												1,800
BeijingWits Medical | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired										$ 1,800
Amortization period										10 years
BeijingWits Medical | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired										$ 400
Amortization period										4 years
BeijingWits Medical | Non-compete arrangements
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired										$ 100
Amortization period										5 years
Firecrest Clinical Limited
Indefinite-lived Intangible Assets [Line Items]
Amount amortized since date of acquisition												$ 16,500
Firecrest Clinical Limited | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired											$ 5,200
Amortization period											7 years 6 months
Firecrest Clinical Limited | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired											$ 1,200
Amortization period											1 year 2 months 12 days
Firecrest Clinical Limited | Technology asset
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired											$ 11,200
Amortization period											7 years 6 months
Firecrest Clinical Limited | Trade names acquired
Indefinite-lived Intangible Assets [Line Items]
Value of intangible assets acquired											$ 1,400
Amortization period											4 years 6 months